As filed with the Securities and Exchange Commission on May 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

COMMON STOCKS - 90.26%+	Shares	Value
Aerospace & Defense - 4.99%+
CACI International, Inc. - Class A*	140,000	$6,560,400
Air Freight & Logistics - 3.14%+
Expeditors International of Washington, Inc.	100,000	4,132,000
Asian Exchanges - 4.33%+
Hong Kong Exchanges & Clearing Limited	180,000	1,754,272
Osaka Securities Exchange Co., Ltd.	144	829,735
Singapore Exchange Limited	720,000	3,108,460
		5,692,467
Brokerage & Investment Banking - 0.08%+
ICAP PLC	10,000	104,394
Capital Markets - 0.48%+
Collins Stewart Plc	4,000	20,033
Penson Worldwide, Inc.*	2,000	60,380
State Street Corporation	2,000	129,500
SWS Group, Inc.	2,000	49,620
Thomas Weisel Partners Group, Inc.*	4,000	76,080
Tullett Prebon PLC	4,000	38,019
US Global Investors, Inc.(1)	8,000	206,080
Van der Moolen Holding N.V. - ADR*	10,172	54,420
		634,132
Commercial Banks - 0.12%+
The Bank of New York Company, Inc.	4,000	162,200
Commercial Services & Supplies - 4.24%+
Comdisco Holding Company, Inc. (1)	194,400	2,420,280
Ritchie Bros Auctioneers, Incorporated(1)	54,000	3,160,080
		5,580,360
Computers & Peripherals - 0.14%+
Apple, Inc. *	2,000	185,820
Derivative Exchanges - 7.36%+
CBOT Holdings, Inc. - Class A*(1)	12,000	2,178,000
Chicago Mercantile Exchange Holdings Inc.	6,400	3,407,744
International Securities Exchange, Inc.	84,000	4,099,200
		9,684,944
Diversified Consumer Services - 0.20%+
Apollo Group, Inc. - Class A *	2,000	87,800
Sotheby's Holdings, Inc. - Class A	4,000	177,920
		265,720
Diversified Financial Services - 1.24%+
Nymex Holdings, Inc.*(1)	12,000	1,629,120
Diversified Telecommunication Services - 9.96%+
Leucadia National Corporation	440,000	12,944,800
XO Holdings Inc.*	30,000	153,900
		13,098,700
European Exchanges - 2.07%+
Bolsas Y Mercados Espanoles	6,000	294,073
Deutsche Boerse AG	2,000	459,424
Euronext NV	7,200	860,337
Hellenic Exchanges S.A. Holding	4,000	91,799
London Stock Exchange Group PLC	36,352	895,619
OMX AB	6,000	124,807
		2,726,059
Internet & Catalog Retail - 0.19%+
eBay, Inc. *	6,000	198,900
IAC/InterActiveCorp *	1,000	37,710
Overstock.com, Inc. *(1)	1,000	16,600
		253,210
Internet Software & Services - 1.84%+
Baidu.com, Inc. - ADR *	200	19,310
Google Inc. - Class A *	1,800	824,688
NetRatings, Inc. *	76,000	1,580,800
		2,424,798
IT Services - 10.33%+
CheckFree Corporation *	240,000	8,901,600
ManTech International Corporation - Class A *	140,000	4,677,400
		13,579,000
Leisure Equipment & Products - 0.01%+
Marvel Entertainment, Inc. *	322	8,935
Media - 21.28%+
Disney Walt Co.	1,380	47,513
DreamWorks Animation SKG, Inc.*	92,000	2,813,360
Gemstar-TV Guide International, Inc.*	600,000	2,514,000
Getty Images, Inc. *	34,600	1,682,598
Groupe Bruxelles Lambert S.A.	20,000	2,340,133
Harris Interactive, Inc. *	360,000	2,170,800
Liberty Global, Inc. - Series C *	182,707	5,598,143
Liberty Global, Inc. - Class A *	132,257	4,355,223
PrimaCom AG ADR*	610,000	3,538,000
ProQuest Company *	5,000	45,000
The Washington Post Company - Class B	3,600	2,748,600
XM Satellite Radio Holdings, Inc. - Class A *	10,000	129,200
		27,982,570
Other Exchanges - 3.73%+
Australian Stock Exchange Limited	6,000	213,602
IntercontinentalExchange Inc.*	32,000	3,910,720
JSE Limited	36,000	352,085
TSX Group Inc.	10,000	426,592
		4,902,999
Security Brokers, Dealers, And Flotation Companies - 0.05%+
GFI Group, Inc.*	1,000	67,970
Specialists - 0.76%+
LaBranche & Co Inc.*(1)	122,000	995,520
U.S. Equity Exchanges - 13.72%+
Nasdaq Stock Market Inc.*	180,000	5,293,800
NYSE Group Inc.*(1)	136,000	12,750,000
		18,043,800
Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corp - Class A *	149,890	2,998
TOTAL COMMON STOCKS (Cost $72,305,512)		$118,718,116

CONVERTIBLE PREFERRED STOCKS - 0.00%+
Media - 0.00%+
Adelphia Communications Corp 7.500% *
(Cost $583,300)	190,000	$190

	Principal
CONVERTIBLE BONDS - 1.46%+	Amount	Value
Diversified Telecommunication Services - 1.46%+
Level 3 Communications, Inc., CLB
6.000%, due 03/15/2010	$2,000,000	1,920,000
Media - 0.00%+
Adelphia Communications Corp
6.000%, due 2/15/2006, Acquired on 2/10/2004
at $123,000 (Default Effective 8/12/2002) (1)	200,000	848
TOTAL CONVERTIBLE BONDS (Cost $1,485,962)		$1,920,848

RIGHTS - 1.53%+	Shares	Value
Commercial Services & Supplies - 1.53%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $3,253,775)	12,240,699	2,019,715

	Principal
SHORT-TERM INVESTMENTS - 2.79%+	Amount	Value
Investment Companies - 0.01%+
First American Prime Obligations Fund - Class I
5.010%	$5,939	5,939
US Government Agency Issues - 2.78%+
Fedl Home Loan Bk Cons Disc Nt
0.000% , due 4/2/2007	3,659,000	3,658,502
TOTAL SHORT-TERM INVESTMENTS (Cost $3,664,441)		$3,664,441

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING - 15.99%+	Shares	Value
Investment Companies - 15.99%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $21,034,700)	21,034,700	21,034,700

Total Investments (Cost $102,327,690)(a) - 112.03%+		$147,358,010

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
^	Security has a stepped rate. The rate listed as of March 31,2007.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $20,183,898 at March 31, 2007.
(2)	All or a portion of the shares have been committed as collateral for written option.

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 82,496,881
Gross unrealized appreciation	51,900,341
Gros unrealized depreciation	(8,073,912)
Net unrealized appreciation	$ 43,826,429

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.49%+
Aerospace & Defense - 4.26%+
SI International, Inc. *	6,000	$172,260
Asian Exchanges - 3.85%+
Osaka Securities Exchange Co., Ltd.	27	155,575
Business Services - 2.52%+
Fidelity National Information Services	2,242	101,921
Capital Markets - 0.70%+
Thomas Weisel Partners Group, Inc.*	1,500	28,530
Commercial Services & Supplies - 5.04%+
Comdisco Holding Company, Inc.	9,300	115,785
Deluxe Corporation	1,100	36,883
John H. Harland Company	1,000	51,230
		203,898
Computers & Peripherals - 1.81%+
SanDisk Corp. *	1,672	73,234
Derivative Exchanges - 5.05%+
Chicago Mercantile Exchange Holdings Inc.	200	106,492
International Securities Exchange, Inc.	2,000	97,600
		204,092
Diversified Financial Services - 2.42%+
eSPEED, Inc. - Class A *	5,000	47,500
MarketAxess Holdings, Inc. *	3,000	50,220
		97,720
Diversified Telecommunication Services - 8.32%+
IDT Corporation - Class B	3,000	34,050
IDT Corporation	3,000	33,840
Lynch Interactive Corporation*	51	171,870
Warwick Valley Telephone Company	1,200	19,728
XO Holdings Inc.*	15,000	76,950
		336,438
Gaming - 1.78%
Melco International Development Limited*	40,000	71,978
Insurance - 3.03%+
Fidelity National Financial Inc. - Class A	5,102	122,499
Internet Software & Services - 4.61%+
Digital River, Inc. *	1,000	55,250
NetRatings, Inc. *	3,000	62,400
Websense, Inc. *	3,000	68,970
		186,620
IT Services - 0.38%+
Lionbridge Technologies, Inc. *	3,000	15,270
Leisure Equipment & Products - 2.15%
Aruze Corp.	2,500	87,195
Media - 20.77%+
Discovery Holding Company - Class A *	50	956
The E.W. Scripps Company - Class A	1,000	44,680
Gemstar-TV Guide International, Inc.*	5,000	20,950
Groupe Bruxelles Lambert S.A.	1,600	187,211
Interactive Data Corporation	8,500	210,375
Liberty Global, Inc. - Series C *	30	919
Liberty Global, Inc. - Class A *	30	988
Liberty Media Holding Corporation - Capital Series A *	25	2,765
Liberty Media Holding Corporation - Interactive A *	126	3,001
Naspers Limited ADR	7,470	178,981
PrimaCom AG ADR*	4,750	27,550
RCN Corporation *	5,661	144,639
Warner Music Group Corp.	1,000	17,060
		840,075
Security Brokers, Dealers, And Flotation Companies - 2.13%
Cohen & Steers, Inc.	2,000	86,160
Software - 0.93%+
FactSet Research Systems, Inc.	600	37,710
Transportation Infrastructure - 3.81%+
Beijing Capital International Airport Company Limited - Class H	90,000	89,384
Macquarie Airports	20,000	64,566
		153,950
U.S. Equity Exchanges - 4.93%+
Nasdaq Stock Market Inc.*	2,000	58,820
NYSE Group Inc.*(1)	1,500	140,625
		199,445
Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corp - Class A *	6,000	120
TOTAL COMMON STOCKS (Cost $2,065,230)		$3,174,690

PREFERRED STOCKS - 0.05%+
Diversified Telecommunication Services - 0.05%+
PTV, Inc. - Series A, CLB, 10.000%
(Cost $3,774)	487	$2,118

RIGHTS - 2.37%+
Commercial Services & Supplies - 2.37%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $245,273)	581,000	$95,865

	Principal
SHORT-TERM INVESTMENTS - 19.37%+	Amount	Value
US Government Agency Issues - 14.73%+
Fedl Home Loan Bk Cons Disc Nt
0.000% , due 4/2/2007	$596,000	$595,919
Variable Rate Demand Notes** - 4.64%+
American Family
4.933%	135,727	135,727
Wisconsin Corporate Central Credit Union
4.990%	52,065	52,065
		187,792
TOTAL SHORT-TERM INVESTMENTS (Cost $783,711)		$783,711

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 3.60%+	Shares	Value
Investment Companies - 3.60%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $145,500)	145,500	145,500

Total Investments (Cost $3,243,488)(a) - 103.88%+		$4,201,884

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
**	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.
^	Security has a stepped rate. The rate listed as of March 31,2007.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $140,625 at March 31, 2007.
(2)	All or a portion of the shares have been committed as collateral for written option contracts.

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 3,192,623
Gross unrealized appreciation	1,473,358
Gros unrealized depreciation	(609,597)
Net unrealized appreciation	$ 863,761

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

COMMON STOCKS - 83.52%+	Shares	Value
Aerospace & Defense - 0.81%+
CACI International, Inc. - Class A*	470,000	$22,024,200
General Dynamics Corporation	400	30,560
		22,054,760
Air Freight & Logistics - 0.22%+
Expeditors International of Washington, Inc.	146,000	6,032,720
Airlines - 0.08%+
China Eastern Airlines - Class H*	1,480,000	445,127
China Eastern Airlines Corporation Limited - ADR*(1)	32,000	952,000
China Southern Airlines Co. - Class H*	1,480,000	676,214
China Southern Airlines Company Limited - ADR*(1)	6,000	136,140
		2,209,481
Asian Exchanges - 4.59%+
Hong Kong Exchanges & Clearing Limited	6,768,000	65,960,607
Osaka Securities Exchange Co., Ltd.	4,564	26,297,997
Singapore Exchange Limited	7,608,000	32,846,060
		125,104,664
Asset Management - 4.68%+
Ameriprise Financial, Inc.	80	4,571
Brookfield Asset Management Inc - Class A	1,494,000	78,076,440
Eaton Vance Corp.	220,000	7,840,800
Legg Mason, Inc.	286,000	26,944,060
Power Corporation of Canada	458,000	14,749,623
		127,615,494
Auto Components - 0.71%+
Toyota Industries Corporation	410,000	19,414,460
Automobiles - 0.00%+
Great Wall Automobile Holdings Company Limited - Class H	20,000	29,487
Beverages - 0.25%+
Anheuser-Busch Companies, Inc.	4,400	222,024
Brown-Forman Corporation - Class B	7,000	458,920
Constellation Brands, Inc. - Class A*	1,800	38,124
Diageo plc - ADR	18,000	1,457,100
Pernod Ricard SA	12,240	2,482,369
Remy Cointreau SA	3,600	242,953
Tsingtao Brewery Co Limited - Class H	1,200,000	2,018,046
		6,919,536
Brokerage & Investment Banking - 2.42%+
The Bear Stearns Companies Inc.	264,000	39,692,400
Greenhill & Co., Inc.	39,800	2,443,322
ICAP PLC	300,000	3,131,826
Lazard Ltd - Class A	412,100	20,679,178
		65,946,726
Business Services - 0.01%+
Fidelity National Information Services	4,406	200,297
Capital Markets - 5.90%+
Affiliated Managers Group, Inc.*	7,200	780,120
BlackRock, Inc.	160,000	25,009,600
Collins Stewart Plc	40,000	200,326
Evercore Partners, Inc. - Class A (1)	94,000	2,931,860
Fortress Investment Group LLC (1)	30,000	860,400
Franklin Resources, Inc.	48,000	5,799,840
The Goldman Sachs Group, Inc.	292,800	60,501,264
Igm Financial, Inc.	42,000	1,777,497
Investors Financial Services Corp.	8,000	465,200
Jefferies Group, Inc.	508,000	14,706,600
KBW, Inc.*	18,000	625,680
Lehman Brothers Holdings, Inc.	252,000	17,657,640
Man Group Plc	192,000	2,096,936
Morgan Stanley	80,000	6,300,800
Nuveen Investments - Class A	84,000	3,973,200
Penson Worldwide, Inc.*	4,000	120,760
SEI Investments Co.	8,000	481,840
State Street Corporation	204,000	13,209,000
SWS Group, Inc.	4,000	99,240
Tullett Prebon PLC	72,000	684,338
US Global Investors, Inc.(1)	92,000	2,369,920
		160,652,061
Chemicals - 0.00%+
Novozymes A/S - Class B	200	17,893
Potash Corporation of Saskatchewan Inc.	400	63,972
		81,865
Commercial Banks - 4.00%+
Bank Of China Ltd. - Class H*	4,660,000	2,320,010
The Bank of New York Company, Inc.	1,016,000	41,198,800
Barclays PLC - ADR	2,000	113,880
Cathay General Bancorp	128,000	4,349,440
Center Financial Corporation	220,000	4,349,400
China Construction Bank- Class H	4,660,000	2,665,925
East West Bancorp, Inc.	128,000	4,706,560
Hanmi Financial Corporation	196,000	3,735,760
HDFC Bank Ltd.-ADR	8,000	515,600
ICICI Bank Limited - ADR(1)	14,000	514,500
Industrial & Commercial Bank Of China - Class H*	4,660,000	2,612,248
M&T Bank Corporation	230,000	26,640,900
Macquarie Bank Limited	10,000	669,531
Nara Bancorp, Inc.	196,000	3,431,960
State Bank of India GDR	58,000	3,636,600
UCBH Holdings, Inc.	240,000	4,468,800
Wilshire Bancorp, Inc.	190,000	3,116,000
		109,045,914
Commercial Services & Supplies - 0.26%+
Dun & Bradstreet Corporation	77,000	7,022,400
Equifax Inc.	100	3,645
SAIC, Inc.*	4,000	69,280
		7,095,325
Consumer Finance - 0.15%+
The Student Loan Corporation	21,900	4,071,648
Derivative Exchanges - 4.87%+
CBOT Holdings, Inc. - Class A*(1)	308,800	56,047,200
Chicago Mercantile Exchange Holdings Inc.	80,000	42,596,800
International Securities Exchange, Inc.	700,000	34,160,000
		132,804,000
Diversified Consumer Services - 0.47%+
H&R Block, Inc.	106,000	2,230,240
Sotheby's Holdings, Inc. - Class A	238,000	10,586,240
		12,816,480
Diversified Financial Services - 0.49%+
Alliancebernstein Holding Lp	7,200	637,200
Climate Exchange Plc*	4,000	78,714
Nymex Holdings, Inc.(1)*	36,000	4,887,360
Pargesa Holding AG - Class B	74,000	7,764,473
		13,367,747
Diversified Telecommunication Services - 2.07%+
China Netcom Group - Spon ADR(1)	12,000	627,120
China Telecom Corp Ltd - Class H	200,000	98,291
China Telecom Corp Ltd. - ADR	4,000	195,880
Leucadia National Corporation	1,886,000	55,486,120
		56,407,411
Electric Utilities - 3.83%+
Allegheny Energy, Inc.*	802,000	39,410,280
Datang International Power Generation Company Limited - Class H	1,000,000	947,079
Huadian Power International Corporation - Class H	720,000	258,015
Huaneng Power International, Inc. - ADR(1)	506,000	17,583,500
Korea Electric Power Corporation ADR*	764,000	15,280,000
Sierra Pacific Resources*	1,778,000	30,901,640
		104,380,514
Electric, Gas, And Sanitary Services - 0.17%+
Unified Energy Sys-Spon ADR	34,000	4,607,000
European Exchanges - 2.88%+
Bolsas Y Mercados Espanoles	44,000	2,156,534
Deutsche Boerse AG	120,000	27,565,423
Euronext NV	192,000	22,942,332
Hellenic Exchanges S.A. Holding	36,000	826,193
London Stock Exchange Group PLC	958,291	23,609,822
OMX AB	64,000	1,331,271
		78,431,575
Food Products - 0.13%+
Archer-Daniels-Midland Company	24,000	880,800
Bunge Limited	30,400	2,499,488
McCormick & Co, Non VTG Shares	1,000	38,520
TreeHouse Foods, Inc.*	3,600	109,692
		3,528,500
Gaming - 2.59%+
Ladbrokes Plc - ADR	8,470	66,866
Las Vegas Sands Corp.*	219,400	19,002,234
Lottomatica Spa	2,000	79,670
Melco International Development Limited	500,000	899,725
MGM Mirage*	346,400	24,081,728
Wynn Resorts, Limited(1)	278,800	26,446,968
		70,577,191
Hotels Restaurants & Leisure - 0.53%+
Carnival Corporation	66,000	3,092,760
International Game Technology	12,000	484,560
Melco Pbl Entertainment Limited - ADR	45	726
Royal Caribbean Cruises Ltd.	70,800	2,984,928
Triarc Companies, Inc. - Class A	420,000	7,866,600
		14,429,574
Household Durables - 0.47%+
Fortune Brands, Inc.	4,000	315,280
Jarden Corporation*	328,000	12,562,400
		12,877,680
Household Products - 0.04%+
Church & Dwight Co., Inc.	24,000	1,208,400
Independent Power Producers & Energy Traders - 1.39%+
Dynegy Inc. - Class A*	2,192,165	20,299,448
Mirant Corp New	434,000	17,559,640
		37,859,088
Industrial Conglomerates - 0.03%+
Alleghany Corporation(1)*	2,448	914,573
Insurance - 5.04%+
Berkshire Hathaway Inc. - Class B*	9,436	34,347,040
China Life Insurance Co., Limited - ADR(1)	416,666	17,870,805
China Life Insurance Co., Limited - Class H	180,000	517,182
Fidelity National Financial Inc. - Class A	10,026	240,724
Great West Lifeco, Inc.(1)	152,000	4,581,724
Loews Corporation	120,000	5,451,600
Markel Corporation *	50,400	24,435,432
Millea Holdings, Inc. - ADR	36,000	1,330,920
Montpelier Re Holdings Ltd.(1)	160,000	2,774,400
PICC Property & Casualty Co Ltd*	360,000	206,412
Ping An Insurance Group Company of China Limited - Class H	872,000	4,274,346
Power Financial Corp.	108,000	3,646,461
The Progressive Corporation	784,000	17,106,880
Wesco Financial Corporation	1,700	782,000
White Mountains Insurance Group Ltd.	35,000	19,827,500
		137,393,426
IT Services - 0.57%+
Automatic Data Processing, Inc.	71,200	3,446,080
First Data Corporation	6,000	161,400
Iron Mountain Incorporated *	30,000	783,900
Mastercard, Inc. - Class A(1)	40,000	4,249,600
SRA International, Inc. - Class A*	2,400	58,464
Western Union Company	308,000	6,760,600
		15,460,044
Media - 2.95%+
Disney Walt Co.	14,400	495,792
DreamWorks Animation SKG, Inc.*	348,000	10,641,840
The E.W. Scripps Company - Class A	64,000	2,859,520
EMI Group plc	777,083	3,478,883
Getty Images, Inc. *	50,000	2,431,500
Groupe Bruxelles Lambert S.A.	214,000	25,039,421
Idearc, Inc.	6,000	210,600
The McGraw-Hill Companies, Inc.	258,000	16,223,040
Warner Music Group Corp.(1)	220,000	3,753,200
The Washington Post Company - Class B	19,800	15,117,300
		80,251,096
Metals & Mining - 2.16%+
Anglo American PLC - ADR	1,404,000	37,093,680
Cameco Corporation	124,000	5,076,560
China Coal Energy Company - Class H*	1,160,000	1,239,650
Commercial Metals Company	258,000	8,088,300
Freeport-McMoRan Copper & Gold, Inc.	2,680	177,389
Rio Tinto PLC- ADR(1)	28,000	6,378,680
Yanzhou Coal Mining Co. - Class H	72,000	68,927
Yanzhou Coal Mining Company Limited - ADR	14,000	670,058
		58,793,244
Multiline Retail - 2.09%+
Sears Holdings Corporation*	316,000	56,930,560
Multi-Utilities - 2.92%+
CenterPoint Energy, Inc.	940,000	16,863,600
NRG Energy, Inc.*	210,000	15,128,400
Reliant Energy Inc.	2,342,000	47,589,440
		79,581,440
Oil & Gas - 0.37%+
China Petroleum & Chemical - Class H	360,000	304,550
China Petroleum & Chemical Corp. - ADR	56,000	4,730,880
Penn West Energy Trust(1)	144,000	4,230,720
Talisman Energy, Inc.	38,000	667,280
		9,933,430
Oil, Gas & Consumable Fuels - 6.92%+
Canadian Natural Resources Ltd.	114,000	6,291,660
Canadian Oil Sands Trust	1,064,000	26,046,720
CNOOC Limited - ADR	172,000	15,072,360
El Paso Corporation	1,524,000	22,052,280
Encana Corporation(1)	174,000	8,809,620
Imperial Oil Ltd.	290,400	10,779,648
National Energy Group, Inc.	46,000	235,060
Nexen Inc.	164,000	10,053,200
Norsk Hydro ASA - ADR	144,000	4,956,920
OAO Gazprom - ADR*	622,000	26,061,800
Petro-Canada	187,000	7,332,270
PetroChina Company Limited - ADR	89,000	10,421,010
Petroleo Brasileiro S.A. - ADR	10,000	995,100
Statoil ASA - ADR(1)	10,000	270,800
Suncor Energy, Inc.	414,600	31,654,710
Western Oil Sands Inc. - Class A*	252,000	7,443,222
		188,476,380
Other Exchanges - 2.17%+
Australian Stock Exchange Limited	266,000	9,469,715
IntercontinentalExchange Inc.*	290,000	35,440,900
JSE Limited	480,000	4,694,466
New Zealand Exchange Limited	20,000	141,442
TSX Group Inc.	222,000	9,470,333
		59,216,856
Paper & Forest Products - 0.00%+
Pope Resources, L.P.	1,800	72,216
Pharmaceuticals - 0.03%+
Novo-Nordisk A/S - ADR	10,000	905,300
Publishing - 0.83%+
John Wiley & Sons, Inc. - Class B	2,000	75,750
Moody's Corporation	254,000	15,763,240
R.H. Donnelley Corporation*	96,000	6,805,440
		22,644,430
Real Estate - 5.18%+
Alexander's, Inc.*	28,600	11,774,620
American Real Estate Partners, L.P.	424,000	50,477,200
Forest City Enterprises, Inc. - Class A	979,400	64,816,692
New World China Land Limited	400,000	241,121
Shun Tak Holdings Limited	716,000	951,185
SL Green Realty Corp.(1)	45,400	6,227,972
The St. Joe Company(1)	4,000	209,240
Texas Pacific Land Trust	26,000	6,305,000
		141,003,030
Real Estate Investment Trusts - 1.05%+
Vornado Realty Trust	240,000	28,641,600
Road & Rail - 0.02%+
Guangshen Railway Company Limited - ADR*	12,000	378,840
Guangshen Railway Company Limited - Class H	180,000	114,264
		493,104
Security Brokers, Dealers, And Flotation Companies - 0.63%+
Cohen & Steers, Inc.(1)	332,000	14,302,560
GFI Group, Inc.*	42,000	2,854,740
		17,157,300
Specialists - 0.26%+
LaBranche & Co Inc.*(1)	860,000	7,017,600
State Commercial Banks - 0.02%+
Preferred Bank Los Angeles(1)	15,000	588,150
Telecommunications - 0.05%+
China Netcom Grp Corp HK Ltd	500,000	1,305,433
Telephone Communications, Except Radiotelephone - 0.00%+
China Unicom - ADR	2,000	28,300
Tobacco - 0.07%+
Altria Group, Inc.	20,000	1,756,200
Transportation By Air - 0.02%+
Grupo Aeroportuario Del Pac Sa - ADR	11,000	473,000
Transportation Infrastructure - 1.57%+
Anhui Expressway Co., Ltd. - Class H	4,260,000	3,527,510
Beijing Capital International Airport Company Limited - Class H	22,940,000	22,782,927
Grupo Aeroportuario Ctr Norte - ADR	12,000	325,320
Grupo Aeroportuario del Sureste SA de CV - ADR	11,000	519,420
Hainan Meilan International Airport Company Limited - Class H*	600,000	351,699
Hopewell Holdings Limited	108,000	420,196
Jiangsu Expressway Company Ltd. - Class H	4,920,000	3,841,044
Macquarie Airports	97,610	315,116
Shenzhen Expressway Company Limited - Class H	6,860,000	4,310,821
Sichuan Expressway Co. Limited - Class H	8,860,000	1,995,725
Zhejiang Expressway Co., Limited - Class H	5,360,000	4,294,311
		42,684,089
U.S. Equity Exchanges - 4.40%+
Nasdaq Stock Market Inc.*	1,500,000	44,115,000
NYSE Group Inc.*(1)	808,000	75,750,000
		119,865,000
Wireless Telecommunication Services - 0.16%+
China Mobile (Hong Kong) Limited - ADR	8,000	358,800
China Mobile Ltd.	200,000	1,818,647
China Unicom Ltd.	480,000	691,726
KDDI Corporation	200	1,597,081
		4,466,254
TOTAL COMMON STOCKS (Cost $1,873,396,339)		$2,275,821,653

	Principal
CONVERTIBLE BONDS - 1.42%+	Amount	Value
Independent Power Producers & Energy Traders - 1.42%+
Calpine Corporation, CLB
4.750%, 11/15/2023 Acquired 11/30/2005-
01/29/2007 at $22,917,650 (Default Effective
12/20/2005)*(1)
(Cost $22,917,650)	$36,600,000	$38,796,000

CORPORATE BONDS - 0.22%+
Diversified Financial Services - 0.10%+
FINOVA Group Inc/The
7.500%, due 11/15/2009, Acquired 10/19/2006-3/29/2007
at $3,295,967 (Default Effective 4/29/2005)*	9,906,000	2,724,150
Independent Power Producers & Energy Traders - 0.02%+
Calpine Corp.
8.750%, due 07/15/2007, CLB, Acquired 4/18/2006
and 5/03/2006 at $118,563 (Default Effective 12/20/2005)*	200,000	225,000
7.875%, due 4/01/2008, Acquired 4/18/2006-5/10/2006 at
$118,538 (Default Effective 12/20/2005)*	200,000	218,500
		443,500
Multi-Utilities & Unregulated Power - 0.05%+
Calpine Corp.
7.625%, due 4/15/2006, Acquired 4/18/2006-4/20/2006
at $61,031 (Default Effective 12/20/2005)*(1)	100,000	109,000
10.500%, due 05/15/2006 Acquired 4/7/2006-5/10/2006
at $181,375 (Default Effective 12/20/2005)*(1)	300,000	340,500
8.500%, due 02/15/2011, Acquired 7/5/2006 at $471,250
(Default Effective 12/20/2005) *(1)	1,000,000	1,090,000
		1,539,500
Unit Investment Trusts, Face-amount Certificate Offices, And - 0.05%+
Calpine Canada Energy Finance Ulc
8.500%, due 05/01/2008, Acquired 4/20/2006 and
7/13/2006 at $780,125 (Default Effective 12/20/2005)*	1,200,000	1,323,000
TOTAL CORPORATE BONDS (Cost $5,026,848)		$6,030,150

SHORT-TERM INVESTMENTS - 13.99%+
US Government Agency Issues - 13.49%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, 4/2/2007	$367,751,000	367,700,945
Variable Rate Demand Notes** - 0.50%+
U.S. Bank, N.A.
5.070%	13,623,948	13,623,948
Wisconsin Corporate Central Credit Union
4.990%	303	303
		13,624,251
TOTAL SHORT-TERM INVESTMENTS (Cost $381,325,196)		$381,325,196

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING - 8.82%+	Shares	Value
Investment Companies - 8.82%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $240,236,120)	240,236,120	240,236,120

Total Investments (Cost $2,522,902,153)(a) - 107.97%+		$2,942,209,119

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
**	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.
+	Caluclated as a percentage of net assets.
GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $236,330,148 at March 31, 2007.
Security is subject to review because it is new to the schedule

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 2,290,744,109
Gross unrealized appreciation	$ 479,428,420
Gros unrealized depreciation	$ (68,218,830)
Net unrealized appreciation	$ 411,209,590

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

COMMON STOCKS - 92.17%+	Shares	Value
Biotechnology - 32.67%+
AEterna Zentaris Inc. *	23,500	$88,830
Albany Molecular Research, Inc. *	11,000	108,350
Arena Pharmaceuticals, Inc. *	14,000	152,040
AVAX Technologies, Inc. *	50,000	13,000
Avigen, Inc. *	21,000	136,290
Biogen Idec, Inc. *	12,250	543,655
Biomira, Inc. *(1)	37,000	42,550
Cell Genesys, Inc. *	28,725	120,645
Coley Pharmaceuticals Group *(1)	17,000	162,860
Cubist Pharmaceuticals, Inc. *	2,000	44,140
CuraGen Corporation *	16,000	49,280
deCODE genetics, Inc. *(1)	11,000	40,150
Dendreon Corporation *(1)	24,000	310,320
Favrille Inc. *(1)	26,000	79,820
Human Genome Sciences, Inc. *	17,000	180,540
ImmunoGen, Inc. *	9,000	43,110
Invitrogen Corp. *	12,000	763,800
Isotechnika, Inc. *	30,000	35,340
Medarex, Inc. *	20,000	258,800
MedImmune, Inc. *	28,500	1,037,115
Merck Serono S A - ADR	19,000	429,020
Millennium Pharmaceuticals, Inc. *	37,296	423,683
Progenics Pharmaceuticals, Inc. *	2,200	52,096
Savient Pharmaceuticals Inc. *	34,000	408,680
Targeted Genetics Corp. *	1,000	3,710
Vical Incorporated *	13,500	65,070
		5,592,894
Chemicals - 10.14%+
Akzo Nobel N.V. - ADR	8,000	607,360
Atrium Biotechnologies, Inc. *(1)	4,884	71,959
Lonza Group AG	11,000	1,057,318
		1,736,637
Health Care Equipment & Supplies - 0.07%+
Theragenics Corporation*	2,000	12,520
Health Care Providers & Services - 0.18%+
IMPATH Bankruptcy Liquidating Trust - Class A (1)	26,000	29,900
Industrial Conglomerates - 2.21%+
Tyco International Ltd.	12,000	378,600
Pharmaceuticals - 46.90%+
Abbott Laboratories	17,000	948,600
Altana AG - ADR	12,000	783,360
Antigenics, Inc.*	892	1,989
Bristol-Meyers Squibb Company	15,000	416,400
China Pharmaceutical Group Limited*	1,440,000	243,271
Eli Lilly and Company	12,000	644,520
Epicept Corporation*(1)	2,039	3,528
Genzyme Corporation*	12,538	752,531
GlaxoSmithKline PLC - ADR	20,673	1,142,390
Johnson & Johnson	7,000	421,820
Novartis AG - ADR	21,000	1,147,230
Pfizer, Inc.	11,000	277,860
Wyeth	24,900	1,245,747
		8,029,246
TOTAL COMMON STOCKS (Cost $15,219,125)		$15,779,797

RIGHTS - 0.00%+
Biotechnology - 0.00%+
OSI Pharmaceuticals, Inc. *
Expiration Date: 6/28/2008, Strike Price $1.00#
(Cost $0)	13,932	627

	Principal
SHORT-TERM INVESTMENTS - 4.67%+	Amount	Value
US Government Agency Issues - 3.92%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, 4/2/2007	$671,000	$670,909
Variable Rate Demand Notes - 0.75%**+
American Family
4.933%	596	596
U.S. Bank, N.A.
5.070%	55,483	55,483
Wisconsin Corporate Central Credit Union
4.990%	73,059	73,059
		129,138
TOTAL SHORT-TERM INVESTMENTS (Cost $800,047)		$800,047

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 2.96%+	Shares	Value
Investment Companies - 2.96%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $505,942)	505,942	505,942

Total Investments (Cost $16,525,114)(a) - 99.80%+		$17,086,413

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
**	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change reiodically on specified dates. The rates listed are as of March 31, 2007.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $631,507 at March 31, 2007.

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 16,019,173
Gross unrealized appreciation	$ 3,833,422
Gros unrealized depreciation	$ (3,272,124)
Net unrealized appreciation	$ 561,298

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

COMMON STOCKS - 84.60%+	Shares	Value
Aerospace & Defense - 1.64%+
Alliant Techsystems, Inc.*	1,000	$87,920
Armor Holdings, Inc.*	2,400	161,592
Bombardier Inc.*	360,000	1,453,097
CACI International, Inc. - Class A*	212,000	9,934,320
		11,636,929
Airlines - 0.80%+
China Eastern Airlines Corporation Limited - ADR*(1)	108,000	3,213,000
China Southern Airlines Company Limited - ADR*	108,000	2,450,520
		5,663,520
Asian Exchanges - 3.69%+
Hong Kong Exchanges & Clearing Limited	720,000	7,017,086
Osaka Securities Exchange Co., Ltd.	1,440	8,297,352
Singapore Exchange Limited	2,500,000	10,793,264
		26,107,702
Asset Management - 1.05%+
Eaton Vance Corp.	208,000	7,413,120
Beverages - 0.68%+
Tsingtao Brewery Co Limited - Class H	2,876,000	4,836,583
Brokerage & Investment Banking - 0.25%+
Greenhill & Co., Inc.(1)	29,200	1,792,588
Business Services - 0.01%+
Optionable, Inc.*(1)	6,000	35,580
Capital Markets - 9.89%+
Amvescap Plc - ADR	40,000	884,000
Bam Investments Corp.*	6,000	1,351,234
Calamos Asset Management, Inc. - Class A	34,000	758,880
Capital Southwest Corp.	6,400	983,488
Cowen Group, Inc. *	18,000	299,520
Evercore Partners, Inc. - Class A(1)	86,000	2,682,340
Fortress Investment Group Llc (1)	26,000	745,680
Guardian Capital Group Ltd.	2,000	24,253
International Assets Holding Corporation*(1)	154,200	4,306,806
Investors Financial Services Corp.	24,000	1,395,600
Jefferies Group, Inc.	582,000	16,848,900
KBW, Inc.*	48,000	1,668,480
Nuveen Investments - Class A	292,000	13,811,600
Penson Worldwide, Inc.*	278,000	8,392,820
SWS Group, Inc.	294,000	7,294,140
Thomas Weisel Partners Group, Inc.*	124,000	2,358,480
US Global Investors, Inc. (1)	138,000	3,554,880
Van der Moolen Holding N.V. ADR*	504,427	2,698,685
		70,059,786
Commercial Banks - 5.17%+
Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR* - ADR	30,000	2,025,000
Cathay General Bancorp(1)	144,000	4,893,120
Center Financial Corporation	220,000	4,349,400
East West Bancorp, Inc.	140,000	5,147,800
Farmers & Merchants Bank of Long Beach	31	203,050
First Bank of Delaware*	428,403	1,608,653
Hanmi Financial Corporation	244,062	4,651,822
Nara Bancorp, Inc.	256,000	4,482,560
UCBH Holdings, Inc.	272,000	5,064,640
Wilshire Bancorp, Inc.	258,000	4,231,200
		36,657,245
Commercial Services & Supplies - 0.74%+
Comdisco Holding Company, Inc.	9,000	112,050
First Advantage Corporation - Class A	12,000	287,640
Loring Ward International Ltd	1,000	8,449
PICO Holdings, Inc.*	72,000	3,075,120
Ritchie Bros Auctioneers, Incorporated (1)	30,000	1,755,600
		5,238,859
Computers & Peripherals - 0.01%+
Diebold, Inc.	2,000	95,420
Construction & Engineering - 1.07%+
Quanta Services, Inc.*(1)	300,000	7,566,000
Consumer Finance - 0.03%+
The Student Loan Corporation	1,200	223,104
Containers & Packaging - 0.00%+
Viskase Companies, Inc.*	9,000	14,400
Derivative Exchanges - 4.53%+
International Securities Exchange, Inc.	658,000	32,110,400
Diversified Consumer Services - 1.91%+
Sotheby's Holdings, Inc. - Class A	304,000	13,521,920
Diversified Financial Services - 0.03%+
Climate Exchange Plc	12,000	236,141
Diversified Telecommunication Services - 0.19%+
Lynch Interactive Corporation*	18	60,660
NeuStar, Inc. - Class A*	1,000	28,440
XO Holdings Inc.*	244,000	1,251,720
		1,340,820
Electric Utilities - 4.07%+
Allegheny Energy, Inc.*	200,000	9,828,000
China Resources Power Holdings Company Limited	100,000	153,324
Datang International Power Generation Company Limited - Class H	1,180,000	1,117,553
Huadian Power International Corporation - Class H	860,000	308,185
Sierra Pacific Resources*	1,002,000	17,414,760
		28,821,822
Electrical Apparatus And Equipment, Wiring Supplies, And - 0.04%+
Smith & Wesson Holding Corp. *	20,000	261,800
Energy - 0.36%+
Siem Industries Inc.*	44,000	2,552,000
European Exchanges - 0.82%+
Euronext NV	20,000	2,389,826
Hellenic Exchanges S.A. Holding	20,000	458,996
OMX AB	142,000	2,953,758
		5,802,580
Financial Services - Diversified - 0.00%+
Rhj International*	400	8,015
Gaming - 0.12%+
Boyd Gaming Corporation	10,000	476,400
Melco International Development Limited	198,000	356,291
		832,691
Gas Utilities - 0.69%+
Southern Union Company	160,263	4,870,377
Holding Company - 0.38%+
BNN Investments Ltd.	11,800	2,657,427
Hotels Restaurants & Leisure - 1.80%+
Triarc Companies, Inc. - Class A	682,000	12,773,860
Household Durables - 1.49%+
Jarden Corporation*	276,000	10,570,800
Independent Power Producers & Energy Traders - 1.74%+
Dynegy Inc. - Class A*	1,298,000	12,019,480
Mirant Corp New*	8,000	323,680
		12,343,160
Industrial Conglomerates - 0.19%+
Alleghany Corporation *	3,672	1,371,859
Insurance - 0.44%+
Covanta Holding Corporation *	6,000	133,080
Montpelier Re Holdings Ltd. (1)	60,000	1,040,400
National Western Life Insurance Company - Class A	1,200	293,760
RLI Corp.	8,000	439,440
Safety Insurance Group, Inc.	15,800	633,896
Wesco Financial Corporation	1,200	552,000
		3,092,576
IT Services - 0.25%+
ManTech International Corporation - Class A *	54,000	1,804,140
Machinery - 0.02%+
Oshkosh Truck Corporation	2,000	106,000
Media - 2.76%+
Courier Corporation	48,000	1,875,360
DreamWorks Animation SKG, Inc.*	230,000	7,033,400
Gemstar-TV Guide International, Inc.*	36,000	150,840
Getty Images, Inc.*	4,000	194,520
Idearc, Inc.	60,000	2,106,000
Interactive Data Corporation	12,000	297,000
Live Nation Inc. *	100,000	2,206,000
PrimaCom AG ADR*	54,000	313,200
Warner Music Group Corp. (1)	314,000	5,356,840
		19,533,160
Metals & Mining - 1.97%+
Commercial Metals Company	236,000	7,398,600
Inmet Mining Corporation	104,000	5,720,225
Yanzhou Coal Mining Company Limited - ADR	18,000	861,504
		13,980,329
Multi-Utilities - 6.87%+
Aquila, Inc.*	948,000	3,962,640
CMS Energy Corporation	200,000	3,560,000
NRG Energy, Inc.*	22,000	1,584,880
Reliant Energy Inc.*	1,948,000	39,583,360
		48,690,880
Oil And Gas Extraction - 0.01%+
Keweenaw Land Association Ltd	300	53,250
Oil, Gas & Consumable Fuels - 0.37%+
National Energy Group, Inc.	168,000	858,480
UTS Energy Corporation *	500,000	1,792,984
		2,651,464
Other Exchanges - 5.25%+
IntercontinentalExchange Inc.*	236,000	28,841,560
JSE Limited	720,000	7,041,698
New Zealand Exchange Limited	180,025	1,273,149
		37,156,407
Paper & Forest Products - 0.00%+
Pope Resources, L.P.	600	24,072
Publishing - 2.32%+
John Wiley & Sons, Inc. - Class A	24,000	906,240
R.H. Donnelley Corporation*	208,246	14,762,559
Value Line, Inc.	15,400	736,120
		16,404,919
Real Estate - 9.92%+
Alexander's, Inc.*	36,000	14,821,200
American Real Estate Partners, L.P.	370,800	44,143,740
Biloxi Marsh Lands Corporation	100	3,400
Forest City Enterprises, Inc. - Class A	38,000	2,514,840
HomeFed Corporation*	400	24,600
New World China Land Limited	180,000	108,504
Shun Tak Holdings Limited	46,000	61,110
Solidere GDR	800	12,760
Tejon Ranch Co.*	400	18,920
Texas Pacific Land Trust	35,200	8,536,000
United Capital Corporation *	1,200	40,932
		70,286,006
Road & Rail - 0.47%+
Guangshen Railway Company Limited - ADR*	46,000	1,452,220
Laidlaw International, Inc.	54,000	1,868,400
		3,320,620
Security Brokers, Dealers, And Flotation Companies - 2.60%+
Cohen & Steers, Inc.	292,000	12,579,360
GFI Group, Inc.	86,000	5,845,420
		18,424,780
Semiconductor & Semiconductor Equipment - 0.01%+
FEI Co.*	1,000	36,060
Specialists - 0.83%+
LaBranche & Co Inc.*(1)	720,000	5,875,200
State Commercial Banks - 0.52%+
Preferred Bank Los Angeles	94,000	3,685,740
Tobacco - 0.05%+
Vector Group Ltd. (1)	16,972	317,546
Transportation Infrastructure - 2.43%+
Beijing Capital International Airport Company Limited - Class H	12,612,000	12,525,644
Hainan Meilan International Airport Company Limited - Class H *	840,000	492,378
Hopewell Holdings Limited	46,000	178,972
Macquarie Airports	601,610	1,942,185
Sichuan Expressway Co. Limited - Class H	8,480,000	1,910,130
Zhejiang Expressway Co., Limited - Class H	224,000	179,464
		17,228,773
U.S. Equity Exchanges - 4.12%+
Nasdaq Stock Market Inc.*	674,000	19,822,340
NYSE Group Inc.*(1)	100,000	9,375,000
		29,197,340
TOTAL COMMON STOCKS (Cost $477,614,780)		$599,285,770

	Principal
CONVERTIBLE BONDS - 1.50%+	Amount	Value
Independent Power Producers & Energy Traders - 1.50%+
Calpine Corporation, CLB, 4.750%, due 11/15/2023,
Acquired on 11/30/2005-3/23/2007 at $5,163,170
(Default effective 12/20/2005) *(1)
(Cost $5,163,170)	$10,000,000	$10,600,000

CORPORATE BONDS - 0.05%+
Diversified Financial Services - 0.05%+
FINOVA Group Inc/The
7.500%, 11/15/2009
(Cost $501,811)	1,402,000	$385,550

RIGHTS - 0.21%+	Shares	Value
Commercial Services & Supplies - 0.21%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $2,836,438)	9,050,400	$1,493,316

CALL OPTIONS PURCHASED - 0.00%+	Contracts	Value
LabBranche & Co. Inc.
Expiration: May, 2007, Exercise Price: $5.000
(Cost $33,180)	60	$18,900

	Principal
SHORT-TERM INVESTMENTS - 12.88%+	Amount	Value
US Government Agency Issues - 12.86%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, due 01/02/2007	$91,141,000	$91,128,595
Variable Rate Demand Notes** - 0.02%+
Wisconsin Corporate Central Credit Union
4.990%	125,516	125,516
		125,516
TOTAL SHORT-TERM INVESTMENTS (Cost $91,254,111)		$91,254,111

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 4.73%+	Shares	Value
Investment Companies - 4.73%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $33,514,300)	33,514,300	33,514,300

Total Investments (Cost $610,917,790)(a) - 103.97%+		$736,551,947

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
**	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company)
GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $32,078,218 at March 31, 2007.

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 579,521,943
Gross unrealized appreciation	$ 144,170,098
Gros unrealized depreciation	$ (20,654,394)
Net unrealized appreciation	$ 123,515,704

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

	Principal
US GOVERNMENT AGENCY ISSUES - 100.81%+	Amount	Value
Non-depository Credit Institutions - 100.81%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, due 4/2/2007	$1,181,000	$1,180,839
Total Investments (Cost $1,180,839)@ - 100.81%+		$1,180,839

Footnotes

+	Calculated as a percentage of net assets.

The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 1,180,839
Gross unrealized appreciation		0
Gros unrealized depreciation		0
Net unrealized appreciation	0

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2007 (Unaudited)

COMMON STOCKS - 91.83%+	Shares	Value
Asian Exchanges - 9.57%+
Hong Kong Exchanges & Clearing Limited	144,000	$1,403,417
Osaka Securities Exchange Co., Ltd.	144	829,735
Singapore Exchange Limited	324,000	1,398,807
		3,631,959
Asset Management - 9.01%+
Brookfield Asset Management Inc - Class A	22,000	1,149,720
Eaton Vance Corp.	14,200	506,088
Legg Mason, Inc.	4,800	452,208
Power Corporation of Canada	40,800	1,313,940
		3,421,956
Brokerage & Investment Banking - 4.96%+
The Bear Stearns Companies Inc.	5,800	872,030
Greenhill & Co., Inc.	400	24,556
ICAP PLC	30,000	313,183
Lazard Ltd - Class A	13,400	672,412
		1,882,181
Capital Markets - 23.95%+
Affiliated Managers Group, Inc.*	2,400	260,040
Bam Investments Corp.*	2,300	517,973
BlackRock, Inc.	6,400	1,000,384
Collins Stewart Plc	6,000	30,049
Evercore Partners, Inc. - Class A	1,000	31,190
Federated Investors, Inc.	1,800	66,096
Fortress Investment Group LLC(1)	5,400	154,872
Franklin Resources, Inc.	5,000	604,150
The Goldman Sachs Group, Inc.	6,600	1,363,758
Igm Financial, Inc.	3,000	126,964
International Assets Holding Corporation*(1)	6,200	173,166
Investors Financial Services Corp.	3,000	174,450
Janus Capital Group, Inc.	200	4,182
Jefferies Group, Inc.	18,000	521,100
KBW, Inc.*	9,600	333,696
Lehman Brothers Holdings, Inc.	8,400	588,588
Man Group Plc	16,000	174,745
Morgan Stanley	6,000	472,560
Nuveen Investments - Class A	5,200	245,960
Penson Worldwide, Inc.*	12,000	362,280
State Street Corporation	10,400	673,400
SWS Group, Inc.	14,400	357,264
T. Rowe Price Group, Inc.	400	18,876
Thomas Weisel Partners Group, Inc.*	1,800	34,236
Tullett Prebon PLC	6,000	57,028
US Global Investors, Inc.(1)	26,400	680,064
Van der Moolen Holding N.V. ADR*	12,000	64,200
		9,091,271
Commercial Banks - 5.35%+
Bank Of China Ltd. - Class H*	72,000	35,846
The Bank of New York Company, Inc.	24,000	973,200
Barclays PLC - ADR	1,000	56,940
Cathay General Bancorp	3,600	122,328
Center Financial Corporation	6,000	118,620
China Construction Bank- Class H	72,000	41,190
East West Bancorp, Inc.	3,600	132,372
Hanmi Financial Corporation	6,800	129,608
Industrial & Commercial Bank Of China - Class H*	72,000	40,361
Nara Bancorp, Inc.	7,000	122,570
UCBH Holdings, Inc.	7,600	141,512
Wilshire Bancorp, Inc.	7,200	118,080
		2,032,627
Derivative Exchanges - 5.72%+
CBOT Holdings, Inc. - Class A*(1)	3,600	653,400
Chicago Mercantile Exchange Holdings Inc.	1,020	543,109
International Securities Exchange, Inc.	20,000	976,000
		2,172,509
Diversified Consumer Services - 1.45%+
Sotheby's Holdings, Inc. - Class A	12,400	551,552
Diversified Financial Services - 2.39%+
Alliancebernstein Holding Lp	3,400	300,900
Climate Exchange Plc*	6,000	118,071
Nymex Holdings, Inc.*(1)	3,600	488,736
		907,707
European Exchanges - 6.47%+
Bolsas Y Mercados Espanoles	8,400	411,702
Deutsche Boerse AG	2,600	597,251
Euronext NV	2,400	286,779
Hellenic Exchanges S.A. Holding	10,000	229,498
London Stock Exchange Group PLC	17,443	429,750
OMX AB	24,000	499,227
		2,454,207
Holding Company - 0.30%+
BNN Investments Ltd.	500	112,603
Hotels Restaurants & Leisure - 0.59%+
Triarc Companies, Inc. - Class A	12,000	224,760
Insurance - 2.31%+
China Life Insurance Co., Limited - Class H	36,000	103,436
Great West Lifeco, Inc.	12,200	367,744
Power Financial Corp.	12,000	405,162
		876,342
IT Services - 0.50%+
Mastercard, Inc. - Class A(1)	1,800	191,232
Media - 0.40%+
The McGraw-Hill Companies, Inc.	2,400	150,912
Oil, Gas & Consumable Fuels - 0.05%+
National Energy Group, Inc.	4,000	20,440
Other Exchanges - 10.20%+
Australian Stock Exchange Limited	25,600	911,371
Imarex Nos Asa*	1,000	15,342
IntercontinentalExchange Inc.*	8,600	1,051,006
JSE Limited	134,000	1,310,538
New Zealand Exchange Limited	32,000	226,307
TSX Group Inc.	8,400	358,337
		3,872,901
Publishing - 0.42%+
Moody's Corporation	2,400	148,944
Value Line, Inc.	200	9,560
		158,504
Real Estate - 0.38%+
American Real Estate Partners, L.P.	1,200	142,860
Security Brokers, Dealers, And Flotation Companies - 2.28%+
Cohen & Steers, Inc.	12,200	525,576
GFI Group, Inc.*	5,000	339,850
		865,426
Specialists - 0.39%+
LaBranche & Co Inc.*(1)	18,000	146,880
State Commercial Banks - 0.28%+
Preferred Bank Los Angeles	2,700	105,867
U.S. Equity Exchanges - 4.86%+
Nasdaq Stock Market Inc.*	20,000	588,200
NYSE Group Inc.*(1)	13,400	1,256,250
		1,844,450
TOTAL COMMON STOCKS (Cost $32,383,789)		$34,859,146

CALL OPTIONS PURCHASED - 0.03%+	Contracts	Value
LaBranche & Co. Inc.
Expiration: May, 2007, Exercise Price: $5.000
(Cost $22,120)	40	$12,600

	Principal
SHORT-TERM INVESTMENTS - 7.50%+	Amount	Value
US Government Agency Issues - 7.07%+
Fedl Home Loan Bk Cons Disc Nt
0.000%, due 4/2/2007	$2,686,000	$2,685,634
Variable Rate Demand Notes** - 0.43%+
U.S. Bank, N.A.
5.070%	51,454	51,454
Wisconsin Corporate Central Credit Union
4.990%	110,972	110,972
		162,426
TOTAL SHORT-TERM INVESTMENTS (Cost $2,848,060)		$2,848,060

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 8.62%+	Shares	Value
Investment Companies - 8.62%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(Cost $3,271,700)	3,271,700	3,271,700

Total Investments (Cost $38,525,669)(a) - 107.98%+		$40,991,506

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
**	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.
+	Calculated as a percentage of net assets.
ADR	American Depository Receipt
(1)	This security or a portion of this security was out on loan at March 31, 2007. Total loaned securities had a market value of $2,902,571 at March 31, 2007.

(a)The cost basis of investments for federal tax purposes at 03/31/2007 was as follows@:

Cost of investments	$ 35,418,798
Gross unrealized appreciation	$ 3,546,861
Gros unrealized depreciation	$ (1,245,853)
Net unrealized appreciation	$ 2,301,008

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Options Written - March 31, 2007 (Unaudited)

PUT OPTIONS WRITTEN	Contracts	Value
Nymex Holdings, Inc.
Expiration: January, 2008, Exercise Price: $125.00	20	$19,300
Total Options Written (Premiums received $49,938)		$19,300

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*   /s/ Peter B. Doyle
Peter B. Doyle, President

Date   May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter B. Doyle
Peter B. Doyle, President

Date   May 25, 2007

By (Signature and Title)*  /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date   May 25, 2007

* Print the name and title of each signing officer under his or her signature.